Average Annual Total Returns	12 Months Ended	19 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
Russell 1000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%		18.96%	16.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.46%		13.80%	12.66%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.67%		9.97%	9.38%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.31%		9.90%	9.26%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	17.28%		14.24%	12.41%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	19.30%	22.66%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	19.40%		15.34%	13.56%